Income Taxes	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had a negative effective tax rate of 1.1% for the three-month periods ended March 31, 2020 compared to a negative effective tax rate of 48.4% for the three-month periods ended March 31, 2019, the Company’s effective tax rate as of March 31, 2020 was primarily impacted by the geographic mix of its earnings and losses, as well as a valuation allowance on losses of the Company's US subsidiaries.